Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Future Rents and Charges

The amount of future rents and charges in that capacity breaks down as follows at December 31, 2017:

12/31/2017
2018	2,617
2019	2,623
2020	2,357
2021	2,169
2022	2,119
2023	1,847
2024	1,258
2025	—

Total	14,991